BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$) item	Dec. 31, 2015 BRL (R$)
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 90,312	R$ 116,843	R$ 119,108
Cost, despesas and other expenses (revenues) operating	(1,058,121)	(946,039)	(868,760)
Financial result	3,784	(17,570)	(3,576)
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(294,893)	(232,115)	(208,589)
Financial result	10,034	(5,379)	(43,243)
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	268	67	(94)
Financial result			(146)
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	36,523	87,526	134,958
Financial result	11,030	4,348	(14,383)
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(331,684)	(319,708)	(343,453)
Financial result	(996)	(9,727)	(28,714)
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	90,312	116,843	119,108
Cost, despesas and other expenses (revenues) operating	(763,228)	(713,924)	(660,171)
Financial result	(6,250)	(12,191)	39,667
Colombia Telecomunicaciones S.A. ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	349	217	389
Cost, despesas and other expenses (revenues) operating	(10)	(2,845)	(1,742)
Financial result	604	(926)	1,165
Companhia AIX de Participacoes (AIX)
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	36	67	32
Cost, despesas and other expenses (revenues) operating	(22,738)	(21,316)	(19,216)
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(11,395)	(10,530)	(10,283)
Media Networks Brasil Solucoes Digitals
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	600	572
Cost, despesas and other expenses (revenues) operating	(57,176)	(3,451)
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(33,133)	(17,133)	(39,234)
Financial result	(516)	(50)
Pegaso PCS
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	170	86	147
Cost, despesas and other expenses (revenues) operating	536	(5,991)	(2,650)
Telefonica Learning Services Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	292	2	140
Cost, despesas and other expenses (revenues) operating	(54,782)	(47,544)	(44,825)
Financial result		1,311
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	75	45	917
Cost, despesas and other expenses (revenues) operating	(1,409)	(4,527)	(2,329)
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(29,062)	(42,889)	(13,692)
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(81,893)	(44,872)	(46,096)
Financial result	(2,600)	(1,262)	(6,200)
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	69	41	36
Cost, despesas and other expenses (revenues) operating	828	200	33
Financial result	61		55
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(36,395)	(28,933)	(10,262)
Financial result	40	(756)	806
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	706	1,041	976
Cost, despesas and other expenses (revenues) operating	(40,918)	(39,709)	(25,636)
Financial result		389
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	56,728	72,520	82,667
Cost, despesas and other expenses (revenues) operating	(49,960)	(56,293)	(57,952)
Financial result	(2,564)	(15,008)	41,386
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,746	3,072	3,053
Cost, despesas and other expenses (revenues) operating	6,147	(9,112)	(10,728)
Telefonica Moviles Del Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,586	1,074	731
Cost, despesas and other expenses (revenues) operating	(2,196)	(1,096)	(4,236)
Financial result	52	(80)	100
Telefonica Moviles Del Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,048	(836)	2,938
Cost, despesas and other expenses (revenues) operating	(1,969)	(2,170)	(3,823)
Telefonica Servicos Empresariais do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	286	118	934
Cost, despesas and other expenses (revenues) operating	(989)	867	(7,402)
Financial result		(43)
Telefonica UK LTD.
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	1,163	5	2,841
Cost, despesas and other expenses (revenues) operating	(1,374)	(994)	(1,987)
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,392	2,998	3,542
Cost, despesas and other expenses (revenues) operating	(2,322)	(14,970)	(18,429)
Financial result	(2,035)	(349)	1,970
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	15,044	17,624	14,188
Cost, despesas and other expenses (revenues) operating	(200,536)	(246,595)	(251,717)
Financial result	787	244
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		31
Cost, despesas and other expenses (revenues) operating	(107,373)	(72,460)
Financial result		1,929
Terra Networks Chile, Terra Networks Mexico, Terra Networks Peru e Terra Networks Operation
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cost, despesas and other expenses (revenues) operating	(9,782)
Financial result	(120)
Terra Networks
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,485	16,483	1,285
Cost, despesas and other expenses (revenues) operating	(10,719)	(17,884)	(21,408)
Financial result		1,194
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,537	1,683	2,582
Cost, despesas and other expenses (revenues) operating	(14,608)	(23,677)	(11,190)
Financial result	R$ 41	R$ 1,216	R$ 385
Transmission towers
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Number of towers sold | item		1,655
Transmission towers | Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Number of towers sold | item	1,655
Total amount involved	R$ 760,000
Disposal of tower infrastructures	719,101
Disposal of sharing agreement	R$ 40,899